DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Accounting Policies [Abstract]
Deferred costs to obtain a contract	$ 834	$ 358
Amortization of costs to obtain a contract	$ 292	$ 96